UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 01, 2007

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$6,243,456,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101    92428  1209317 SH       Sole                  1107417            101900
Alleghany Corp Convertible Pre COM              017175209    11327    32250 SH       Sole                    29050              3200
Alleghany Corp.                COM              017175100   102370   274011 SH       Sole                   234359             39652
Altera Corporation             COM              021441100   241882 12100173 SH       Sole                 10966237           1133936
Apache                         COM              037411105   103723  1467084 SH       Sole                  1352672            114412
Baker Hughes Inc.              COM              057224107   181584  2745858 SH       Sole                  2517611            228247
Berkley W R Corp.              COM              084423102      611    18453 SH       Sole                    18453
Berkshire Hathaway Class B     COM              084670207      557      153 SH       Sole                      153
Berkshire Hathaway Inc. Cl A   COM              084670108      545        5 SH       Sole                        5
Blue Nile Inc                  COM              09578R103      968    23800 SH       Sole                    23800
Borg Warner Inc                COM              099724106     9032   119750 SH       Sole                   108250             11500
Carmax Inc.                    COM              143130102     5870   239206 SH       Sole                   236466              2740
Cimarex Energy Co.             COM              171798101    43037  1162525 SH       Sole                   969878            192647
Coca Cola                      COM              191216100   323183  6732971 SH       Sole                  6123848            609123
Comcast Corp.                  COM              20030N101     3304   127308 SH       Sole                   125394              1914
Comcast Corp. Cl A Special     COM              20030N200   324144 12726494 SH       Sole                 11542692           1183802
Conocophillips                 COM              20825c104    45376   663877 SH       Sole                   618148             45729
Costco Wholesalers Corp        COM              22160K105   132667  2464106 SH       Sole                  2343512            120594
Discovery Holding              COM              25468Y107    81646  4267950 SH       Sole                  3928378            339572
Dresser-Rand Group             COM              261608103    99447  3264849 SH       Sole                  2958500            306349
E.W. Scripps Co. Cl A          COM              811054204   101381  2269038 SH       Sole                  2098249            170789
Exxon Mobil                    COM              30231G102      573     7600 SH       Sole                     7600
General Electric               COM              369604103   306116  8657125 SH       Sole                  7919356            737769
L-3 Communications Holdings In COM              502424104   168375  1924949 SH       Sole                  1727174            197775
Liberty Capital Group          COM              53071M302   176500  1595985 SH       Sole                  1467557            128428
Liberty Global Class C         COM              530555309   250956  8190465 SH       Sole                  7486725            703740
Liberty Global Inc.            COM              530555101   118612  3601955 SH       Sole                  3298038            303917
Liberty Interactive Group      COM              53071M104   208470  8751873 SH       Sole                  8048291            703582
Microsoft Corp.                COM              594918104   300973 10799187 SH       Sole                  9849110            950077
Millipore Corp.                COM              601073109   102475  1414037 SH       Sole                  1369730             44307
National Instruments Corp.     COM              636518102    94979  3620994 SH       Sole                  3444088            176906
Neustar Inc-Class A            COM              64126X201     5460   192000 SH       Sole                   184200              7800
Newfield Exploration Co.       COM              651290108   131374  3149712 SH       Sole                  2770342            379370
Noble Energy Inc.              COM              655044105   121658  2039526 SH       Sole                  1764213            275313
Novartis AG (ADR)              COM              66987V109     3191    58411 SH       Sole                    58411
Peabody Energy Corp            COM              704549104    92006  2286436 SH       Sole                  2092480            193956
Praxair, Inc.                  COM              74005P104   251016  3986920 SH       Sole                  3674356            312564
Progressive Corp.              COM              743315103   130181  5966110 SH       Sole                  5482889            483221
Rogers Communications          COM              775109200    48780  1488999 SH       Sole                  1090066            398933
SLM Corp.                      COM              78442p106    65208  1594337 SH       Sole                  1424637            169700
Sanofi-Aventis (ADR)           COM              80105n105   204166  4692396 SH       Sole                  4286383            406013
Schlumberger                   COM              806857108    16670   241241 SH       Sole                   241241
Texas Instruments              COM              882508104     6020   199990 SH       Sole                   199990
Travelers Companies, Inc.      COM              89417E109    42915   828949 SH       Sole                   782308             46641
UnitedHealth Group Inc.        COM              91324P102   314408  5935587 SH       Sole                  5396494            539093
Vodafone Group PLC (ADR)       COM              92857W209    88630  3299713 SH       Sole                  3072047            227666
Wachovia Corp.                 COM              929903102   248655  4516888 SH       Sole                  4131318            385570
Wal-Mart                       COM              931142103   293176  6244432 SH       Sole                  5688145            556287
Waste Management Inc.          COM              94106L109   261641  7603625 SH       Sole                  6971945            631680
White Mountains Insurance Grou COM              g9618e107     4223     7455 SH       Sole                     7355               100
Willis Group Holdings Ltd.     COM              g96655108   280966  7098692 SH       Sole                  6491212            607480